Contractual Commitments - Additional Expenditures and Expected Year of Payment (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Contractual Commitments [Line Items]
2015	$ 706,936
2016	517,297
2017	457,448
2018	326,811
2019	156,837
2020 and thereafter	492,171
Total contractual commitments	2,657,500
Satellite Construction and Launch Obligations [Member]
Contractual Commitments [Line Items]
2015	539,966
2016	443,027
2017	387,680
2018	257,489
2019	90,833
2020 and thereafter	210,878
Total contractual commitments	1,929,873
Satellite Performance Incentive Obligations [Member]
Contractual Commitments [Line Items]
2015	36,552
2016	29,904
2017	28,263
2018	24,073
2019	22,076
2020 and thereafter	136,938
Total contractual commitments	277,806
Operating Leases [Member]
Contractual Commitments [Line Items]
2015	13,230
2016	14,421
2017	13,278
2018	12,901
2019	12,824
2020 and thereafter	131,694
Total contractual commitments	198,348
Sublease Rental Income [Member]
Contractual Commitments [Line Items]
2015	(496)
2016	(436)
2017	(150)
2018	(156)
2019	(158)
2020 and thereafter	(694)
Total contractual commitments	(2,090)
Customer and Vendor Contracts [Member]
Contractual Commitments [Line Items]
2015	117,684
2016	30,381
2017	28,377
2018	32,504
2019	31,262
2020 and thereafter	13,355
Total contractual commitments	$ 253,563